Unaudited Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Total revenues	$ 170,240	$ 187,444	$ 758,632	$ 632,612
Voyage expenses	(57,777)	(92,866)	(238,576)	(293,263)
Vessel operating expenses (note 13b)	(46,336)	(48,539)	(143,203)	(156,726)
Time-charter hire expenses	9,070	10,637	28,245	30,877
Depreciation and amortization	(29,992)	(31,536)	(89,170)	(92,059)
General and administrative expenses (note 13b)	(9,887)	(8,739)	(28,957)	(27,412)
Gain (loss) on sale of assets and write-down of assets (note15)	(44,973)	0	(45,164)	0
Restructuring Charges	(1,398)	0	(1,398)	0
(Loss) income from operations	(29,193)	(4,873)	183,919	32,275
Interest expense	(12,553)	(16,134)	(41,180)	(49,683)
Interest income	337	138	1,160	724
Realized and unrealized (loss) gain on derivative instruments (note 8)	(414)	1,453	(1,830)	(1,172)
Equity income	46	68	5,174	652
Other (expense) income (note 9)	(470)	933	1,613	1,182
Net (loss) income before income tax	(42,247)	(18,415)	148,856	(16,022)
Income tax (expense) recovery (note 10)	(2,187)	(1,435)	11,747	(5,688)
Net income (loss)	$ (44,434)	$ (19,850)	$ 160,603	$ (21,710)
Per common share amounts (note 14)
- Basic (loss) earnings per share	$ (1.32)	$ (0.59)	$ 4.76	$ (0.65)
- Diluted (loss) earnings per share	$ (1.32)	$ (0.59)	$ 4.73	$ (0.65)
Weighted-average number of Class A and Class B common stock outstanding (note 14)
- Basic	33,738,143	33,623,608	33,712,124	33,610,936
- Diluted	33,738,143	33,623,608	33,942,191	33,610,936
Voyage charter revenues
Total revenues	$ 125,819	$ 178,174	$ 651,223	$ 591,746
Time-charter [Member]
Total revenues	42,180	1,909	92,733	6,815
Other revenues
Total revenues	$ 2,241	$ 7,361	$ 14,676	$ 34,051